Concentration of Risks - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 Customer	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Concentration Risk [Line Items]
Depreciation of RMB against US$	(5.80%)	6.80%	6.10%
Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers who contributed more than 3% of Company's revenue	0	0	0
Cabinet and Bandwidth Supply | Supplier Concentration Risk
Concentration Risk [Line Items]
Concentration of risk, percentage	21.00%	19.00%	15.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration of risk, percentage	2.00%	4.00%	6.00%
Bandwidth and Cabinet Resources | Customer Concentration Risk | Largest single customer | Maximum
Concentration Risk [Line Items]
Concentration of risk, percentage	5.00%
PRC | Credit Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	$ 98,367			¥ 640,001	¥ 489,646
Outside the PRC | Credit Concentration Risk
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short-term investments, held at major institutions	$ 323,434	$ 444,019		¥ 2,104,357